LEASE (Tables)	12 Months Ended
Mar. 31, 2026
Lease
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of
	March 31, 2026	March 31, 2025
Operating lease:
Right-of-use asset, net	$152,284	$228,439

Operating lease liabilities:
Current operating lease liabilities	$82,346	$78,734
Non-current operating lease liabilities	74,504	156,551

	$156,850	$235,285

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

Other supplemental information about the Company’s operating lease as of March 31, 2026 and 2025 are as follow:

	As of
	March 31, 2026	March 31, 2025

Weighted average discount rate	5.25%	5.25%
Weighted average remaining lease term (years)	1.83	2.83

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE TO OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next two years:

Year ending March 31,
2027	86,722
2028	77,689
Total minimum operating lease liabilities payment	164,411
Less: imputed interest	(7,561)

Future minimum lease liabilities	$156,850